Reporting entity	6 Months Ended
Jun. 30, 2020
Reporting entity
Reporting entity

1.            Reporting entity

(a)	Organization and operations

HeadHunter Group PLC (the “Company”), together with its subsidiaries (the “Group”, “We”, “Our”, “Ours”), is Russia’s leading online recruiting website hh.ru. We help employers and job seekers in Russia connect with each other. We also operate in Belarus and Kazakhstan.

The Company’s registered office is located at 42 Dositheou Street, Strovolos, Nicosia, Cyprus.

The Company has changed its name from Zemenik Trading Limited to HeadHunter Group PLC on March 1, 2018.

On May 8, 2019 the Group has completed the initial public offering of American Depositary Shares, or ADSs. Each ADS represent one ordinary share of the Group. The Group’s existing shareholders have offered 16,304,348 of the Group’s ADSs in this offering. The initial public offering price is $13.50 per ADS. On May 10, 2019 the underwriters exercised their option to purchase 2,445,652 additional ADSs from the existing shareholders at the public offering price, less the underwriting discount.

On July 20, 2020 the Group has completed the secondary public offering of 5,000,000 ADSs, each representing one ordinary share by ELQ Investors VIII Limited, an investment vehicle associated with The Goldman Sachs Group, Inc. at a public offering price of $20.25 per share. On August 13, 2020 the underwriters exercised their option to purchase 510,217 additional ADSs from ELQ Investors VIII Limited at the public offering price, less the underwriting discount.

After completion of the initial public offering and secondary public offering, Highworld Investments Limited and ELQ Investors VIII Limited collectively have 51.15% of the Group’s voting shares. See Note 26.

The ADSs are listed on The Nasdaq Global Select Market under the symbol “HHR”.

On June 19, 2019 the Group has obtained a Russian tax residency status. As a Russian tax resident, the Group is subject to the Russian Tax Code requirements.

(b)	Business environment

The Group’s operations are primarily located in the Russian Federation. Consequently, the Group is exposed to the economic and financial markets of the Russian Federation which display the characteristics of an emerging market. The legal, tax and regulatory frameworks continue development, but are subject to varying interpretations and frequent changes which contribute together with other legal and fiscal impediments to the challenges faced by entities operating in the Russian Federation.

Starting in 2014, the United States of America, the European Union and some other countries have imposed and expanded economic sanctions against a number of Russian individuals and legal entities. The imposition of the sanctions has led to increased economic uncertainty, including more volatile equity markets, a depreciation of the Russian rouble, a reduction in both local and foreign direct investment inflows and a significant tightening in the availability of credit. As a result, some Russian entities may experience difficulties accessing the international equity and debt markets and may become increasingly dependent on state support for their operations. The longer-term effects of the imposed and possible additional sanctions are difficult to determine.

This unaudited condensed consolidated interim financial information reflects management’s assessment of the impact of the Russian business environment on the operations and the financial position of the Group. The future business environment may differ from management’s assessment.

(c)	The COVID‑19 pandemic

In March 2020, the World Health Organization declared the spread of COVID‑19 virus a global pandemic.

In response to the COVID‑19 pandemic, the Russian authorities undertook a  series of measures to contain its spread. Across Russia, the period from March 30, 2020 to May 11, 2020 was declared a ‘period of non-working days’. Measures taken at regional level depended on the degree of spread of the virus in the region. For instance, in Moscow and Moscow area, which were hit soonest and hardest, authorities recommended that companies enable their employees to work from home from mid-March. In April a  restriction on mobility was introduced, whereby walking was allowed only nearby to the home and no more than two car trips per week were allowed, both enforced by CCTV. Non-food retail, restaurants, and other points of service were closed. Some other regions of Russia also subsequently imposed similar restrictions.

Even though some businesses continued to work from home or in  a limited capacity during the ‘period of non-working days’, it brought a major interruption to the ordinary course of business and a significant uncertainty as to how the economy would eventually recover after the pandemic. This resulted in a  significant decrease in business activities, including recruitment processes, as companies put their hiring on hold or decreased the number of new hires. As a result, the number of job postings advertised on our platform and the number of candidates browsing through our job postings database have decreased from mid-March with the consequential impact on our revenues. From the second half of April through May and June 2020, we saw  a steady recovery of activity on our platform, as restrictive measures were gradually eased. However, the level of activity is yet to reach pre-pandemic levels and not all restrictions across Russia are removed.

The Government of Russia has also introduced supportive measures. Prevention of lay-offs and sustaining households’ incomes was pronounced a cornerstone of Government policy. Small and medium businesses and individual entrepreneurs from the worst-affected industries were allowed to defer tax payments for up to 6 months and granted direct monthly financial aid in the form of a fixed payment per employee as well as interest-free loans for the purposes of paying salaries to their employees. Such benefits were provided to businesses which were not laying-off staff. Corporations from the worst-affected industries were allowed to postpone their tax payments for 6 months up to 3 years, depending on a decrease in a company’s revenue. Corporations included in a list of ‘backbone’ enterprises could obtain subsidized low-interest debt. Measures also included compensation for medical workers contacting with COVID‑19 patients, and a lump sum payment for families with children.

We did not benefit from any of the supportive measures introduced by the Russian Government.

In compliance with the recommendations of the authorities, we migrated to working from home from mid- March 2020, and remained fully operational during the pandemic. As a response to a decrease in revenue, we implemented various cost-cutting initiatives, including putting all non-essential hiring on hold. In order to ensure our stability and due to uncertainty over the impact of the pandemic, in April 2020 we announced deferral of the payment of the dividend for the year 2019  (see Notes 17(d)). Also, on August 24, 2020 we entered into relevant loan agreement amendments with PJSC ‘VTB Bank’ to extend the maturity of our debt, aiming to have more capital management options available to us in the future (see Note 26).

Presently we see no specific impact of COVID‑19 on our financial position as of June 30, 2020. However, our financial results in the second quarter of 2020 were significantly affected by the COVID‑19 pandemic. A decrease in the number of job postings and the number of new CV database subscriptions resulted in a decrease in revenues, offset by our cost-cutting initiatives. We recently saw the start of a recovery in revenue and removed most of our cost-saving restrictions in the third quarter of 2020.

Our liquidity analysis based on our recent performance and current estimates shows that we have adequate resources to finance our operations for the foreseeable future.

As at June 30, 2020 the Group was compliant with all financial and other covenants per the bank loan agreement (see Note 19). Based on current projections on our future performance, we expect to remain compliant with these covenants for at least 12 months from the date when this financial information was authorised for issue. Also, on August 24, 2020 we have entered into relevant loan agreement amendments with PJSC ‘VTB Bank’ to temporarily relax covenants to a degree which we expect would cover for a reasonable deviation from our current projections (see Note 26).

Our financial position, results and liquidity may be affected in the future by any further adverse developments related to COVID‑19, such as a potential second wave of virus outbreak.